UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment | |; Amendment Number:
This amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Duma Capital Partners, L.P.
Address:   1370 Avenue of the Americas, 23rd Floor
           New York, NY 10019

13F File Number:  [TBD]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sangyeup Lee
Title:     Chief Operating Officer
Phone:     (212) 918-1731

Signature, Place and Date of Signing:


    /s/ Sangyeup Lee              New York, NY             February 14, 2006
    -------------------------     --------------------     -----------------
                [Signature]             [City, State]              [Date]



Report Type (Check only one.):
|X|      13F HOLDINGS REPORT.
| |      13F NOTICE.
| |      13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $ 316161  (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) of Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                   FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------  ---------------  ----------  ----------  ---------------------  ----------  --------  --------------------
                       TITLE OF                    VALUE     SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------  ---------------  ----------  ----------  --------  -----  ----  ----------  --------  -------  ------  ----
ADC
TELECOMMUNICATIONS  NOTE 1.000% 6/1   000886AD3        3496   3500000    PRN              SOLE            3500000       0     0
-------------------------------------------------------------------------------------------------------------------------------

ADVANCED MEDICAL
OPTICS INC                      COM   00763M108        4941    118200     SH              SOLE             118200       0     0
-------------------------------------------------------------------------------------------------------------------------------

AMERITRADE HLDG
CORP NEW                        COM   03074K100        1706     71100     SH              SOLE              71100       0     0
-------------------------------------------------------------------------------------------------------------------------------

CABLEVISION
SYS CORP             CL A NY CABLVS   12686C109        5515    235000     SH              SOLE             235000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC               NOTE 6/1   156708AK5        8663   7500000    PRN              SOLE            7500000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC                    COM   156708109        5827     90000     SH   PUT        SOLE              90000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC                    COM   156708109        1295     20000     SH   PUT        SOLE              20000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CHENIERE
ENERGY INC          NOTE 2.250% 8/0   16411RAE9        3031   2500000    PRN              SOLE            2500000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CIENA CORP          NOTE 3.750% 2/0   171779AA9        4600   5000000    PRN              SOLE            5000000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC                   COM   172967101        2427     50000     SH  CALL        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC                   COM   172967101        2427     50000     SH   PUT        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

COCA COLA CO                    COM   191216100         740     18350     SH              SOLE              18350       0     0
-------------------------------------------------------------------------------------------------------------------------------

COCA COLA CO                    COM   191216100        2016     50000     SH  CALL        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

COCA COLA CO                    COM   191216100        2016     50000     SH   PUT        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

COMCAST CORP NEW               CL A   20030N101        6350    245000     SH              SOLE             245000       0     0
-------------------------------------------------------------------------------------------------------------------------------

COMMSCOPE INC       SDCV 1.000% 3/1   203372AD9        7734   7500000    PRN              SOLE            7500000       0     0
-------------------------------------------------------------------------------------------------------------------------------

CYPRESS
SEMICONDUCTOR
CORP                            COM   232806109        1140     80000     SH              SOLE              80000       0     0
-------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------  ---------------  ----------  ----------  ---------------------  ----------  --------  --------------------
                       TITLE OF                    VALUE     SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------  ---------------  ----------  ----------  --------  -----  ----  ----------  --------  -------  ------  ----
ECHOSTAR
COMMUNICATIONS NEW  NOTE 5.750% 5/1   278762AG4        4894   5000000    PRN              SOLE            5000000       0     0
-------------------------------------------------------------------------------------------------------------------------------

ECHOSTAR
COMMUNICATIONS NEW             CL A   278762109        2718    100000     SH  CALL        SOLE             100000       0     0
-------------------------------------------------------------------------------------------------------------------------------

ECHOSTAR
COMMUNICATIONS NEW             CL A   278762109        3126    115000     SH  CALL        SOLE              15000       0     0
-------------------------------------------------------------------------------------------------------------------------------

ECHOSTAR
COMMUNICATIONS NEW             CL A   278762109        3262    120000     SH   PUT        SOLE              20000       0     0
-------------------------------------------------------------------------------------------------------------------------------

EMDEON CORP                     COM   290849108        2115    250000     SH              SOLE             250000       0     0
-------------------------------------------------------------------------------------------------------------------------------

EXXON MOBIL CORP                COM   30231G102       10335    184000     SH              SOLE             184000       0     0
-------------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP                 COM   319963104        2581     60000     SH              SOLE              60000       0     0
-------------------------------------------------------------------------------------------------------------------------------

FLEETWOOD
ENTERPRISES INC                 COM   339099103        1781    144200     SH              SOLE             144200       0     0
-------------------------------------------------------------------------------------------------------------------------------

GENERAL
ELECTRIC  CO                    COM   369604103        1752     50000     SH  CALL        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

GENERAL
ELECTRIC  CO                    COM   369604103        1752     50000     SH   PUT        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP               COM   370442105        1602     82500     SH              SOLE              82500       0     0
-------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP               COM   370442105         971     50000     SH   PUT        SOLE              50000       0     0
 -------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP               COM   370442105         486     25000     SH   PUT        SOLE              25000       0     0
-------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP               COM   370442105        2913    150000     SH   PUT        SOLE             150000       0     0
-------------------------------------------------------------------------------------------------------------------------------

INAMED CORP                     COM   453235103        4474     51030     SH              SOLE              51030       0     0
-------------------------------------------------------------------------------------------------------------------------------

ISHARES INC              MSCI JAPAN   464286848       50841   3760400     SH              SOLE            3760400       0     0
-------------------------------------------------------------------------------------------------------------------------------

ISHARES INC             MSCI TAIWAN   464286731        2496    200000     SH              SOLE             200000       0     0
-------------------------------------------------------------------------------------------------------------------------------

IVAX CORP                       COM   465823102        7833    250000     SH              SOLE             250000       0     0
-------------------------------------------------------------------------------------------------------------------------------

JDS UNIPHASE CORP         NOTE 11/1   46612JAB7        8375  10000000    PRN              SOLE           10000000       0     0
-------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------  ---------------  ----------  ----------  ---------------------  ----------  --------  --------------------
                       TITLE OF                    VALUE     SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------  ---------------  ----------  ----------  --------  -----  ----  ----------  --------  -------  ------  ----
JPMORGAN
CHASE & CO                      COM   46625H100        1985     50000     SH  CALL        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

JPMORGAN
CHASE & CO                      COM   46625H100        2024     51000     SH   PUT        SOLE              51000       0     0
-------------------------------------------------------------------------------------------------------------------------------

KANSAS
CITY SOUTHERN               COM NEW   485170302       10566    432500     SH              SOLE             432500       0     0
-------------------------------------------------------------------------------------------------------------------------------

KINROSS GOLD CORP        COM NO PAR   496902404         231     25000     SH              SOLE              25000       0     0
-------------------------------------------------------------------------------------------------------------------------------

LUCENT
TECHNOLOGIES INC    DBCV 2.750% 6/1   549463AG2       10013  10000000    PRN              SOLE           10000000       0     0
-------------------------------------------------------------------------------------------------------------------------------

LUCENT
TECHNOLOGIES INC                COM   549463107        6097   2292100     SH   PUT        SOLE            2292100       0     0
-------------------------------------------------------------------------------------------------------------------------------

MASSEY ENERGY CORP              COM   576206106         985     26000     SH              SOLE              26000       0     0
-------------------------------------------------------------------------------------------------------------------------------

MATRIXONE INC                   COM   57685P304         998    200000     SH              SOLE             200000       0     0
-------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                       COM   55262L100        5430    200000     SH              SOLE             200000       0     0
-------------------------------------------------------------------------------------------------------------------------------
MEDICIS
PHARMACEUTICAL
CORP                NOTE 2.500% 6/0   58470KAA2        8756   7500000    PRN              SOLE            7500000       0     0
-------------------------------------------------------------------------------------------------------------------------------
MEDICIS
PHARMACEUTICAL
CORP                       CL A NEW   584690309        1699     53000     SH  CALL        SOLE              53000       0     0
-------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                  COM   589331107         636     20000     SH              SOLE              20000       0     0
-------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM   594918104        2615    100000     SH              SOLE             100000       0     0
-------------------------------------------------------------------------------------------------------------------------------
NEXTEL
PARTNERS INC                   CL A   65333F107        2235     80000     SH              SOLE              80000       0     0
-------------------------------------------------------------------------------------------------------------------------------
PROCTER &
GAMBLE CO                       COM   742718109        2894     50000     SH  CALL        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------
PROCTER &
GAMBLE CO                       COM   742718109        2894     50000     SH   PUT        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC     SDCV 4.500%10/0   74762EAC6        9900   7500000    PRN              SOLE            7500000       0     0
-------------------------------------------------------------------------------------------------------------------------------
QWEST
COMMUNICATIONS
INTL IN             NOTE 3.500%11/1   749121BY4       11563  10000000    PRN              SOLE           10000000       0     0
-------------------------------------------------------------------------------------------------------------------------------
RYDER SYS INC                   COM   783549108        1026     25000     SH              SOLE              25000       0     0
-------------------------------------------------------------------------------------------------------------------------------
SCRIPPS E W
CO OHIO                        CL A   811054204        2401    50000      SH              SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------  ---------------  ----------  ----------  ---------------------  ----------  --------  --------------------
                       TITLE OF                    VALUE     SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------  ---------------  ----------  ----------  --------  -----  ----  ----------  --------  -------  ------  ----
SELECT SECTOR
SPDR TR               SBI MATERIALS   81369Y100        8024    265000     SH              SOLE             265000       0     0
-------------------------------------------------------------------------------------------------------------------------------
SOFTWARE HOLDRS TR  DEPOSITORY RCPT   83404B103        2050     55000     SH              SOLE              55000       0     0
-------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP          COM FON   852061100       13137    562387     SH              SOLE             562387       0     0
-------------------------------------------------------------------------------------------------------------------------------
TELEWEST
GLOBAL INC                      COM   87956T107         238     10000     SH              SOLE              10000       0     0
-------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                  COM   882491103        1241     24900     SH              SOLE              24900       0     0
-------------------------------------------------------------------------------------------------------------------------------

TIME WARNER INC                 COM   887317105       10028    575000     SH              SOLE             575000       0     0
-------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                  ORD   G90078109        1394     20000     SH              SOLE              20000       0     0
-------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                  COM   896047107         968     32000     SH              SOLE              32000       0     0
-------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                     COM   909214108        1166    200000     SH              SOLE             200000       0     0
-------------------------------------------------------------------------------------------------------------------------------
VERIZON
COMMUNICATIONS                  COM   92343V104        1496     49670     SH              SOLE              49670       0     0
-------------------------------------------------------------------------------------------------------------------------------
VERIZON
COMMUNICATIONS                  COM   92343V104        1506     50000     SH  CALL        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------
VERIZON
COMMUNICATIONS                  COM   92343V104        1506     50000     SH   PUT        SOLE              50000       0     0
-------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                     CL B   925524308       10595    325000     SH              SOLE             325000       0     0
-------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       COM   984332106         980     25000     SH              SOLE              25000       0     0
-------------------------------------------------------------------------------------------------------------------------------